February 5, 2019

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital World Growth and Income Fund

File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 31, 2019 of the Registrant’s Post-Effective Amendment No. 51 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940, as amended.

Sincerely,

/s/Michael W. Stockton

Michael W. Stockton

Secretary